UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2006

Date of reporting period: 03/31/2006

Item 1. Report to Stockholders.

May 2006

Report to Fellow Shareholders:

Equity markets around the world remain robust due
to strong worldwide economies, record corporate profits and low interest rates.
Strong demand from developing countries such as China and India as well as the
U.S. continued into the first quarter driving healthy corporate earnings. The best performing sectors have been the commodity producers, industrial cyclicals and energy, as heavy demand allows these companies to leverage higher prices for their products.

Returns for Nicholas II, Inc. Class I and Class N
and selected indices are provided in the chart below for the periods ended March
31, 2006.

Average Annual Total Return

1 Year

3 Year

5 Year

10 Year

15 Year

    Nicholas II, Inc. -
Class I

16.45%

20.09%

8.49%

7.49%

9.73%

    Nicholas II, Inc. -
Class N (linked to Class I)

16.08%

19.95%

8.41%

7.45%

9.70%

    Russell Midcap
Growth Index

22.68%

25.75%

8.99%

9.39%

11.24%

    Morningstar Mid-Cap
Growth Category

23.34%

23.44%

6.73%

8.92%

10.83%

    Standard & Poor's
500 Index

11.72%

17.21%

3.97%

8.95%

10.82%

    Ending value of
$10,000 invested in Nicholas II, Inc. - Class I

$11,645

$17,320

$15,030

$20,587

$40,270

    Ending value of
    $10,000 invested in Nicholas II, Inc. - Class N (linked to Class I)

$11,608

$17,257

$14,976

$20,512

$40,123

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

Nicholas Funds are net of expenses, the market indices are
gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed.
Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
These figures do not imply any future performance.

Class N commenced operations on February 28, 2005, and therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, Class I, prior to February 28, 2005. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

Nicholas II's conservative nature and focus on
steady and consistent earning companies has held back returns on a relative basis versus comparable indices, although still posting strong absolute returns
(20% 3-year compounding). The Fund's conservative strategy makes it better positioned for  more difficult markets as was the
case in 2001 and 2002.

As of March 31, 2006, Nicholas II's portfolio
consisted of approximately 23% information technology, 20% consumer discretionary, 20% healthcare, 14% financials and less than 10% each in various other industries including energy and industrials. The strong absolute performance of the Fund for the one- and three-year periods was driven by the energy, industrials, financial and information technology sectors.

Looking at the rest of 2006 and into 2007, the
economy remains strong with solid corporate earnings and low inflation. However, we are concerned about the effects of higher commodity prices and rising interest rates. Things are so good that it will be difficult to show improvement from here. We think the economy will slow down from its torrid pace. With returns in the market having been so strong, we would expect future returns to be muted especially in the commodity and cyclical parts of the market.
Valuations remain fair across the market except in the commodity and cyclical areas which have had outsized returns.

Thank you for your continued support.

Sincerely,

/s/ David O. Nicholas

David O. Nicholas

Co-Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each
Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (05/06)

Financial Highlights Class I (NCTWX)

For a share outstanding throughout each period

-----------------------------------------------------------------------------------------------------------------------

                                  Six Months               Year Ended September 30,

                               Ended 03/31/2006  --------------------------------------------

                                  (unaudited)     2005     2004       2003     2002     2001

                               ----------------  ------   ------     ------   ------   ------

NET ASSET VALUE,

 BEGINNING OF PERIOD .........      $23.50       $21.88   $18.97     $15.34   $17.54   $36.58

   INCOME (LOSS) FROM

    INVESTMENT OPERATIONS

   Net investment income

    (loss) ...................         .02          .01     (.01)      (.01)    (.02)    (.01)

   Net gain (loss) on

    securities (realized and

    unrealized) ..............        2.32         2.52     2.92       3.64    (1.60)   (5.91)

                                    ------       ------   ------     ------   ------   ------

      Total from investment

       operations ............        2.34         2.53     2.91       3.63    (1.62)   (5.92)

                                    ------       ------   ------     ------   ------   ------

   LESS DISTRIBUTIONS

   From net investment

    income ...................        (.01)          --       --         --       --       --

   From net capital gain .....       (2.15)        (.91)    (.00)(1)     --     (.58)  (13.12)

                                    ------       ------   ------     ------   ------   ------

      Total distributions ....       (2.16)        (.91)    (.00)(1)     --     (.58)  (13.12)

                                    ------       ------   ------     ------   ------   ------

NET ASSET VALUE, END

 OF PERIOD ...................      $23.68       $23.50   $21.88     $18.97   $15.34   $17.54

                                    ------       ------   ------     ------   ------   ------

                                    ------       ------   ------     ------   ------   ------

TOTAL RETURN .................      10.51%(2)    11.74%   15.35%     23.66%  (9.99)% (20.89)%

SUPPLEMENTAL DATA:

Net assets, end of

 period (millions) ...........      $576.4       $546.0   $515.5     $472.5   $408.5   $512.0

Ratio of expenses to

 average net assets ..........        .68%(3)      .70%     .63%       .65%     .65%     .62%

Ratio of net investment

 income (loss) to average

 net assets ..................        .14%(3)      .02%   (.04)%     (.06)%   (.12)%   (.03)%

Portfolio turnover rate ......      18.08%(3)    20.80%   15.35%     26.10%   47.37%   49.92%

 (1) The amount rounds to $.00, the actual amount is $.00154.

 (2) Not annualized.

 (3) Annualized.

               The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)

For a share outstanding throughout each period

----------------------------------------------------------------------------------------------------------------

                                                 Six Months         Period from

                                              Ended 03/31/2006     02/28/2005 (1)

                                                (unaudited)        to 09/30/2005

                                              ----------------     --------------

NET ASSET VALUE, BEGINNING OF PERIOD .........     $23.45              $22.59

   INCOME (LOSS) FROM

    INVESTMENT OPERATIONS

   Net investment loss .......................       (.02)               (.02)

   Net gain on securities

    (realized and unrealized) ................       2.31                 .88

                                                   ------              ------

        Total from investment operations .....       2.29                 .86

                                                   ------              ------

   LESS DISTRIBUTIONS

   From net investment income ................         --                  --

   From net capital gain .....................      (2.13)                 --

                                                   ------              ------

        Total distributions ..................      (2.13)                 --

                                                   ------              ------

NET ASSET VALUE, END OF PERIOD ...............     $23.61              $23.45

                                                   ------              ------

                                                   ------              ------

TOTAL RETURN (2) .............................     10.34%               3.81%

SUPPLEMENTAL DATA:

Net assets, end of period (million) ..........       $0.7                $0.5

Ratio of expenses to average net assets (3) ..      1.03%               1.06%

Ratio of net investment loss

 to average net assets (3) ...................     (.21)%              (.24)%

Portfolio turnover rate (3) ..................     18.08%              20.80%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

             The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------

Top Ten Portfolio Holdings

March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

                                                                  Percentage

        Name                                                    of Net Assets

        ----                                                    -------------

        Fiserv, Inc. ..........................................     2.26%

        O'Reilly Automotive, Inc. .............................     2.03%

        Willis Group Holdings Limited .........................     1.82%

        Microchip Technology Incorporated .....................     1.82%

        ARAMARK Corporation ...................................     1.80%

        Marshall & Ilsley Corporation .........................     1.74%

        Jabil Circuit, Inc. ...................................     1.71%

        DaVita, Inc. ..........................................     1.70%

        Respironics, Inc. .....................................     1.69%

        Manpower Inc. .........................................     1.63%

                                                                   ------

        Total of top ten ......................................    18.20%

                                                                   ------

                                                                   ------

-------------------------------------------------------------------------------

Sector Diversification (As a Percentage of Portfolio)

March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS

        Information Technology ....................................    23.39%

        Health Care ...............................................    20.45%

        Consumer Discretionary ....................................    20.38%

        Financials ................................................    13.76%

        Industrials ...............................................     8.95%

        Energy ....................................................     4.80%

        Short-Term Investments ....................................     3.15%

        Materials .................................................     2.62%

        Consumer Staples ..........................................     2.50%

-------------------------------------------------------------------------------

Fund Expenses

For the six month period ended March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses

                       Account          Account            Paid During

                        Value            Value               Period*

                       09/30/05         03/31/06       10/01/05 - 03/31/06

        ------------------------------------------------------------------

        Actual        $1,000.00         $1,105.10             $3.57

        Hypothetical   1,000.00          1,021.61              3.43

         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.68%, multiplied by the average account value over the period,

        multiplied by 182 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses

                       Account          Account            Paid During

                        Value            Value               Period**

                       09/30/05         03/31/06       10/01/05 - 03/31/06

        ------------------------------------------------------------------

        Actual        $1,000.00         $1,103.40              $5.40

        Hypothetical   1,000.00          1,019.86               5.19

         (5% return before expenses)

        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.03%, multiplied by the average account value over the period,

        multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments

March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

 Shares or

 Principal

  Amount                                                             Value

-----------                                                     ---------------

COMMON STOCKS - 96.78%

              Consumer Discretionary-Auto

               & Components - 2.10%

   335,000    Gentex Corporation                                  $  5,849,100

   120,600    Harley-Davidson, Inc.                                  6,256,728

                                                                  ------------

                                                                    12,105,828

                                                                  ------------

              Consumer Discretionary-Hotels,

               Restaurants & Leisure - 3.02%

   232,500    Applebee's International, Inc.                         5,707,875

   140,000    International Game Technology                          4,930,800

   180,000    Starbucks Corporation *                                6,775,200

                                                                  ------------

                                                                    17,413,875

                                                                  ------------

              Consumer Discretionary-Media - 6.54%

   125,265    Clear Channel Communications, Inc.                     3,633,938

   100,407    DIRECTV Group, Inc. (The) *                            1,646,675

   200,000    EchoStar Communications Corporation *                  5,974,000

   150,000    Lamar Advertising Company *                            7,893,000

    66,374    Liberty Global, Inc. - Series A *                      1,358,676

   271,374    Liberty Global, Inc. - Series C *                      5,359,636

   603,918    Liberty Media Corporation - Class A *                  4,958,167

   200,000    Univision Communications Inc. *                        6,894,000

                                                                  ------------

                                                                    37,718,092

                                                                  ------------

              Consumer Discretionary-Retail - 7.40%

   225,672    IAC/InterActiveCorp *                                  6,650,554

   100,000    J.C. Penney Company, Inc.                              6,041,000

   157,100    Kohl's Corporation *                                   8,327,871

   320,000    O'Reilly Automotive, Inc. *                           11,699,200

   250,000    PETsMART, Inc.                                         7,035,000

    70,000    Williams-Sonoma, Inc. *                                2,968,000

                                                                  ------------

                                                                    42,721,625

                                                                  ------------

              Consumer Discretionary- Services - 1.31%

   100,000    GTECH Holdings Corporation                             3,405,000

    65,000    ITT Educational Services, Inc. *                       4,163,250

                                                                  ------------

                                                                     7,568,250

                                                                  ------------

              Consumer Staples-Food & Staple Retail - 1.23%

   238,296    CVS Corporation                                        7,117,902

                                                                  ------------

              Consumer Staples-Food, Beverage

               & Tobacco - 1.26%

   215,000    Hormel Foods Corporation                               7,267,000

                                                                  ------------

              Energy - 4.79%

    25,450    Apache Corporation                                     1,667,229

   120,000    BJ Services Company                                    4,152,000

    85,000    GlobalSantaFe Corporation                              5,163,750

    80,000    Grant Prideco, Inc. *                                  3,427,200

   148,566    Kinder Morgan Management, LLC *                        6,536,892

    53,000    Nabors Industries, Ltd. *                              3,793,740

    66,666    XTO Energy, Inc.                                       2,904,638

                                                                  ------------

                                                                    27,645,449

                                                                  ------------

              Financials-Banks - 4.76%

   215,000    Commerce Bancorp, Inc.                                 7,879,750

    90,545    Fifth Third Bancorp                                    3,563,851

   230,000    Marshall & Ilsley Corporation                         10,023,400

    90,000    MGIC Investment Corporation                            5,996,700

                                                                  ------------

                                                                    27,463,701

                                                                  ------------

              Financials-Diversified - 4.44%

    67,500    Affiliated Managers Group, Inc. *                      7,196,175

   340,000    Eaton Vance Corp.                                      9,309,200

    50,000    Legg Mason, Inc.                                       6,266,500

    40,000    Moody's Corporation                                    2,858,400

                                                                  ------------

                                                                    25,630,275

                                                                  ------------

              Financials-Insurance - 4.55%

   230,000    Brown & Brown, Inc.                                    7,636,000

   188,800    Nationwide Financial Services, Inc.                    8,122,176

   307,000    Willis Group Holdings Limited                         10,517,820

                                                                  ------------

                                                                    26,275,996

                                                                  ------------

              Health Care-Equipment - 8.19%

   185,000    Biomet, Inc.                                           6,571,200

   280,000    Boston Scientific Corporation *                        6,454,000

    10,000    Cooper Companies, Inc. (The)                             540,300

    85,000    DENTSPLY International Inc.                            4,942,750

   106,960    Fisher Scientific International Inc. *                 7,278,628

   200,000    Kinetic Concepts, Inc. *                               8,234,000

   250,000    Respironics, Inc. *                                    9,727,500

    85,000    St. Jude Medical, Inc. *                               3,485,000

                                                                  ------------

                                                                    47,233,378

                                                                  ------------

              Health Care-Pharmaceuticals &

               Biotechnology - 6.84%

    42,500    Allergan, Inc.                                         4,611,250

    30,000    Biogen Idec Inc. *                                     1,413,000

    25,000    Biotech HOLDRS Trust *                                 4,841,250

   166,500    Forest Laboratories, Inc. *                            7,430,895

    85,000    Invitrogen Corporation *                               5,961,050

   270,000    Medicis Pharmaceutical Corporation                     8,802,000

   155,000    Teva Pharmaceutical Industries Ltd.                    6,382,900

                                                                  ------------

                                                                    39,442,345

                                                                  ------------

              Health Care-Services - 5.42%

    23,252    Cardinal Health, Inc.                                  1,732,739

   162,500    DaVita, Inc. *                                         9,784,125

   260,883    Health Management Associates, Inc.                     5,627,246

   245,000    IMS Health Incorporated                                6,313,650

    12,600    Patterson Companies, Inc. *                              443,520

   145,000    Universal Health Services, Inc. - Class B              7,364,550

                                                                  ------------

                                                                    31,265,830

                                                                  ------------

              Industrials-Capital Goods - 1.58%

   193,000    Fastenal Company                                       9,136,620

                                                                  ------------

              Industrials-Commercial

               Services & Supplies - 5.94%

   351,000    ARAMARK Corporation                                   10,368,540

   116,604    ChoicePoint Inc. *                                     5,218,029

   217,500    Cintas Corporation                                     9,269,850

   165,000    Manpower Inc.                                          9,434,700

                                                                  ------------

                                                                   34,291,119

                                                                  ------------

              Industrials-Transportation - 1.42%

    95,000    Expeditors International of Washington, Inc.           8,207,050

                                                                  ------------

              Information Technology - Communication

               Equipment - 1.90%

   175,000    Harris Corporation                                     8,275,750

   170,000    Tellabs, Inc. *                                        2,703,000

                                                                  ------------

                                                                    10,978,750

                                                                  ------------

              Information Technology - Hardware

               & Equipment - 9.08%

   160,000    CDW Corporation                                        9,416,000

   225,000    Molex Incorporated - Class A                           6,687,000

   111,400    Plantronics, Inc.                                      3,946,902

   380,000    QLogic Corporation *                                   7,353,000

    95,000    Tech Data Corporation *                                3,506,450

   215,000    Tektronix, Inc.                                        7,677,650

   392,500    Vishay Intertechnology, Inc. *                         5,589,200

   183,750    Zebra Technologies Corporation - Class A *             8,217,300

                                                                  ------------

                                                                    52,393,502

                                                                  ------------

              Information Technology - Semiconductors &

               Equipment - 3.90%

   217,000    Intersil Holding Corporation                           6,275,640

   155,000    Maxim Integrated Products, Inc.                        5,758,250

   288,750    Microchip Technology Incorporated                     10,481,625

                                                                  ------------

                                                                    22,515,515

                                                                  ------------

              Information Technology - Software

               & Services - 8.49%

   145,000    Affiliated Computer Services, Inc. *                   8,650,700

   322,500    BEA Systems, Inc. *                                    4,234,425

    85,300    Check Point Software Technologies Ltd. *               1,707,706

   305,937    Fiserv, Inc. *                                        13,017,619

   243,500    Hewitt Associates, Inc. *                              7,241,690

   230,000    Jabil Circuit, Inc. *                                  9,857,800

    85,000    NAVTEQ Corporation *                                   4,305,250

                                                                  ------------

                                                                    49,015,190

                                                                  ------------

              Materials - 2.62%

   291,400    Bemis Company, Inc.                                    9,202,412

   155,000    Ecolab Inc.                                            5,921,000

                                                                  ------------

                                                                    15,123,412

                                                                  ------------

                  TOTAL COMMON STOCKS

                   (cost $350,370,530)                             558,530,704

                                                                  ------------

SHORT-TERM INVESTMENTS - 3.15%

              Commercial Paper - 2.91%

$  325,000    Fiserv, Inc.

               04/03/06, 4.75%                                         325,000

   325,000    Sara Lee Corporation

               04/03/06, 4.65%                                         325,000

 1,410,000    John Deere Capital Corporation

               04/04/06, 4.61%                                       1,409,819

 1,375,000    Tribune Company

               04/05/06, 4.66%                                       1,374,644

 1,150,000    Fiserv, Inc.

               04/06/06, 4.75%                                       1,149,545

 1,105,000    General Mills, Inc.

               04/07/06, 4.66%                                       1,104,428

 1,500,000    Prudential Financial, Inc.

               04/10/06, 4.76%                                       1,498,612

 1,000,000    AT&T Inc.

               04/11/06, 4.73%                                         998,949

   875,000    Prudential Financial, Inc.

               04/12/06, 4.77%                                         873,957

   715,000    Fiserv, Inc.

               04/13/06, 4.80%                                         714,047

   925,000    Walt Disney Company (The)

               04/17/06, 4.59%                                         923,349

 1,350,000    General Electric Capital Corporation

               04/18/06, 4.73%                                       1,347,339

 1,035,000    Fortune Brands, Inc.

               04/19/06, 4.75%                                       1,032,815

   750,000    Tribune Company

               04/24/06, 4.80%                                         747,900

   740,000    Fiserv, Inc.

               04/25/06, 4.90%                                         737,784

 1,000,000    Fiserv, Inc.

               04/28/06, 4.95%                                         996,562

 1,225,000    Walt Disney Company (The)

               04/28/06, 4.64%                                       1,221,053

                                                                  ------------

                                                                    16,780,803

                                                                  ------------

              Variable Rate Demand Notes - 0.24%

     7,002    American Family Financial Services, Inc.

               04/03/06, 4.47%                                           7,002

 1,384,220    Wisconsin Corporate Central Credit Union

               04/03/06, 4.49%                                       1,384,220

                                                                  ------------

                                                                     1,391,222

                                                                  ------------

                  TOTAL SHORT-TERM INVESTMENTS

                   (cost $18,172,025) .........................     18,172,025

                                                                  ------------

                  TOTAL INVESTMENTS

                   (cost $368,542,555) -- 99.93% ..............    576,702,729

                                                                  ------------

             OTHER ASSETS,

              NET OF LIABILITIES -- 0.07% .....................        387,161

                                                                  ------------

                  TOTAL NET ASSETS

                   (basis of percentages

                   disclosed above) -- 100% ...................   $577,089,890

                                                                  ------------

                                                                  ------------

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities

March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

ASSETS

    Investments in securities at value (cost $368,542,555) ....   $576,702,729

                                                                  ------------

    Receivables -

         Investment securities sold ...........................        942,871

         Dividend and interest ................................        277,908

         Capital stock subscription ...........................          4,665

                                                                  ------------

              Total receivables ...............................      1,225,444

                                                                  ------------

    Other .....................................................         14,469

                                                                  ------------

              Total assets ....................................    577,942,642

                                                                  ------------

LIABILITIES

    Payables -

         Investment securities purchased ......................        407,806

         Due to adviser -

              Management fee ..................................        273,437

              Accounting and administrative fee ...............         25,762

         12b-1 and servicing fee ..............................          1,562

         Capital stock redemption .............................          6,432

         Other payables and accrued expense ...................        137,753

                                                                  ------------

              Total liabilities ...............................        852,752

                                                                  ------------

              Total net assets ................................   $577,089,890

                                                                  ------------

                                                                  ------------

NET ASSETS CONSIST OF

    Paid in capital ...........................................   $355,743,304

    Net unrealized appreciation on investments ................    208,160,174

    Accumulated undistributed

     net realized gain on investments .........................     12,883,164

    Accumulated undistributed net investment income ...........        303,248

                                                                  ------------

              Total net assets ................................   $577,089,890

                                                                  ------------

                                                                  ------------

Class I:

Net assets ....................................................   $576,429,720

Shares outstanding ............................................     24,341,582

NET ASSET VALUE PER SHARE ($.01 par value,

 125,000,000 shares authorized),

 offering price and redemption price ..........................         $23.68

                                                                        ------

                                                                        ------

Class N:

Net assets ....................................................       $660,170

Shares outstanding ............................................         27,967

NET ASSET VALUE PER SHARE ($.01 par value,

 75,000,000 shares authorized),

 offering price and redemption price ..........................         $23.61

                                                                        ------

                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations

For the six months ended March 31, 2006 (unaudited)

-------------------------------------------------------------------------------

INCOME

    Dividend ..................................................    $ 1,766,748

    Interest ..................................................        488,284

                                                                   -----------

         Total income .........................................      2,255,032

                                                                   -----------

EXPENSES

    Management fee ............................................      1,476,872

    Accounting and administrative fees ........................        138,961

    Transfer agent fees .......................................        135,396

    Registration fees .........................................         30,535

    Postage and mailing .......................................         19,073

    Audit and tax fees ........................................         15,500

    Custodian fees ............................................         13,838

    Printing ..................................................         11,861

    Insurance .................................................         11,569

    Legal fees ................................................          8,250

    Directors' fees ...........................................          7,500

    Accounting system and pricing service fees ................          5,106

    12b-1 fees - Class N ......................................            740

    Servicing fees - Class N ..................................            296

    Other operating expenses ..................................          3,628

                                                                   -----------

         Total expenses .......................................      1,879,125

                                                                   -----------

         Net investment income ................................        375,907

                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................     15,847,958

                                                                   -----------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION

 ON INVESTMENTS ...............................................     39,804,458

                                                                   -----------

    Net realized and unrealized gain on investments ...........     55,652,416

                                                                   -----------

    Net increase in net assets resulting from operations ......    $56,028,323

                                                                   -----------

                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended March 31, 2006 (unaudited) and the year ended

September 30, 2005

-------------------------------------------------------------------------------

                                               Six Months

                                             Ended 03/31/2006         2005

                                             ----------------     ------------

INCREASE IN NET ASSETS

 FROM OPERATIONS

    Net investment income ..................  $    375,907        $    117,774

    Net realized gain on investments .......    15,847,958          46,352,470

    Change in net unrealized

     appreciation/depreciation

     on investments ........................    39,804,458          12,792,705

                                              ------------        ------------

         Net increase in net assets

          resulting from operations ........    56,028,323          59,262,949

                                              ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS

    From net investment income - Class I ...      (190,433)                 --

    From net realized gain

     on investments - Class I ..............   (49,264,764)        (21,371,633)

    From net realized gain

     on investments - Class N ..............       (51,326)                 --

                                              ------------        ------------

         Total distributions ...............   (49,506,523)        (21,371,633)

                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued - Class I

     (620,616 and 1,020,903

     shares, respectively) .................    14,506,714          23,214,695

    Reinvestment of distributions - Class I

     (2,103,345 and 896,311

     shares, respectively) .................    46,904,596          20,319,383

    Cost of shares redeemed - Class I

     (1,614,391 and 2,242,928

     shares, respectively) .................   (37,451,543)        (51,001,342)

    Proceeds from shares issued - Class N

     (6,069 and 22,502

     shares, respectively) .................       139,036             513,270

    Reinvestment of distributions - Class N

     (2,303 shares in fiscal year 2006) ....        51,237                  --

    Cost of shares redeemed - Class N

     (2,907 shares in fiscal year 2006 .....       (66,801)                 --

                                              ------------        ------------

         Increase (decrease) in net assets

          derived from capital share

          transactions .....................    24,083,239          (6,953,994)

                                              ------------        ------------

         Total increase in net assets ......    30,605,039          30,937,322

                                              ------------        ------------

NET ASSETS

    Beginning of period ....................   546,484,851         515,547,529

                                              ------------        ------------

    End of period (including accumulated

     undistributed net investment income

     of $303,248 and $117,774,

     respectively) .........................  $577,089,890        $546,484,851

                                              ------------        ------------

                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

March 31, 2006 (unaudited)

------------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --

    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  Effective February 28, 2005,

    the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a

    0.10% servicing fee, as described in its prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.

         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the

         Board of Directors.  Variable rate demand notes are valued at cost,

         which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.

         Investment transactions for financial statement purposes are recorded on trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any,

         are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any,

         are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At

         March 31, 2006, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended

         March 31, 2006 and the year ended September 30, 2005 were as follows:

                                            03/31/2006        09/30/2005

                                           ------------      ------------

              Distributions paid from:

              Ordinary income ............  $   493,290      $        --

              Long-term capital gain .....   49,013,233       21,371,633

                                            -----------      -----------

              Total distributions paid ...  $49,506,523      $21,371,633

                                            -----------      -----------

                                           ------------      -----------

         As of March 31, 2006, investment cost for federal tax purposes was

         $368,542,555 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $215,101,185

              Unrealized depreciation .......................   (6,941,011)

                                                              ------------

              Net unrealized appreciation ...................  208,160,174

                                                              ------------

              Undistributed ordinary income .................      303,248

              Accumulated undistributed net realized

               capital gain .................................   12,883,164

              Paid in capital ...............................  355,743,304

                                                              ------------

              Net assets .................................... $577,089,890

                                                              ------------

                                                              ------------

         There were no differences between the book-basis and tax-basis components of net assets.

         As of March 31, 2006, the Fund has no capital loss carryforward.

         As of March 31, 2006, the Fund had no tax deferral of wash loss sales.

    (f)  The preparation of financial statements in conformity with U.S.

         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--

    (a)  Investment Adviser and Management Agreement --

         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the

         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.

         The Fund incurred expenses of $138,961 for accounting and

         administrative services during the period ended March 31, 2006.

    (b)  Independent Counsel --

         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $6,000 for the period ended March 31, 2006 for legal services rendered by this law firm.

(3) Investment Transactions --

    For the period ended March 31, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations,

    aggregated $48,136,412 and $58,108,916, respectively.

Historical Record

(unaudited)

--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of

                            Net          Income      Capital Gain      Weighted      an Initial

                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000

                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)

                        -----------  --------------  -------------  --------------  --------------

Class I

October 17, 1983 (1) ...  $10.00        $  --          $   --             --            $10,000

September 30, 1984 .....   11.66           --              --            12.6 times      11,660

September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742

September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581

September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108

September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766

September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291

September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888

September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250

September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052

September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885

September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020

September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205

September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922

September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206

September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845

September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864

September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527

September 30, 2001 .....   17.54           --           13.1200          23.4            76,361

September 30, 2002 .....   15.34           --            0.5766          22.2            68,730

September 30, 2003 .....   18.97           --              --            22.9            84,994

September 30, 2004 .....   21.88           --            0.0015          22.9            98,040

September 30, 2005 .....   23.50           --            0.9146          23.3           109,547

March 31, 2006 .........   23.68         0.0083 (a)      2.1472 (a)      24.5           121,056

Class N

February 28, 2005 (1) ..   22.59           --              --             --             10,000

September 30, 2005 .....   23.45           --              --            23.3            10,381

March 31, 2006 .........   23.61           --            2.1340 (a)      24.5            11,454

(1) Date of Initial Public Offering.

(2) Based on latest 12 months accomplished earnings.

(3) Assuming reinvestment of all distributions.

(a) Paid December 28, 2005 to shareholders of record on December 27, 2005.

      Range in quarter end price/earnings ratios

          High                          Low

------------------------      ------------------------

September 30, 2000  35.1      September 30, 1985  11.7

Approval of Investment Advisory Contract

(unaudited)

-------------------------------------------------------------------------------

In October 2005, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2006.  In connection with renewal of the Investment Advisory

Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by Adviser or adopted by the

Board.  For the fiscal year ended September 30, 2005, the management fee was

0.54% and the Fund's Class I and Class N total expense ratios (including the management fee) were 0.70% and 1.06%, respectively.  In renewing the Investment

Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group: (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the Russell 2000 Index; and (v) the range and quality of the services offered by the Adviser.  The peer group fund data included mid-cap growth focused funds with similar asset sizes.  In terms of the peer group data used for performance comparisons, the Fund's Class I was ranked 13th, 9th, 3rd and 8th out of 13 funds for the one-, three-, five- and ten-year periods ending September 30, 2005.  The Fund's Class I had the fourth lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the

Fund under the Advisory Agreement. The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board considered the investment performance of the Fund and the Adviser.

Among other things, the Board noted its consideration of the Fund's performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated competitive performance with respect to comparable funds and its benchmarks.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.

The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the

Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting

(unaudited)

-------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,

www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

------------------------------------------------------------------------------

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the

operation of the Public Reference Room may be obtained by calling

1-800-SEC-0330.

AUTOMATIC INVESTMENT PLAN - AN UPDATE

(unaudited)

-------------------------------------------------------------------------------

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Fund.

                                                          Nicholas II Class I

                                                          -------------------

$1,000 initial investment on .......................  10/17/83* 03/31/96

Number of years investing $100 each month

 following the date of initial investment ..........      22.5        10

Total cash invested ................................   $28,000   $13,000

Total dividend and capital gain distributions

 reinvested ........................................   $77,004    $6,757

Total full shares owned at 03/31/06 ................     4,616       806

Total market value at 03/31/06 .....................  $109,323   $19,088

The results above assume purchase on the last day of the month.  The Nicholas

Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.

* Date of Initial Public Offering.

Nicholas Funds Services Offered

(unaudited)

-------------------------------------------------------------------------------

*     IRAs

      * Traditional      * SIMPLE

      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds

(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,

                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser

                            NICHOLAS COMPANY, INC.

                             Milwaukee, Wisconsin

                         414-276-0535 or 800-544-6547

                                Transfer Agent

                        U.S. BANCORP FUND SERVICES, LLC

                             Milwaukee, Wisconsin

                         414-276-0535 or 800-544-6547

                                   Custodian

                                U.S. BANK N.A.

                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm

                               ERNST & YOUNG LLP

                               Chicago, Illinois

                                    Counsel

                         MICHAEL BEST & FRIEDRICH LLP

                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                               NICHOLAS II, INC.

700 North Water Street

Milwaukee, WI 53202

www.nicholasfunds.com

March 31, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial
Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees
and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed
Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in
securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting
Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports
filed by closed-end funds.

Item 9. Purchases of Equity
Securities by Closed-End Management Investment Companies and Affiliated
Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of
Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive
officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and
Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of
ethics, or amendments thereto, that is the subject of the disclosure required by
Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 302 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.CERT.

(a)(3)  Any written solicitation
to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal
Executive Officer and Principal Financial Officer pursuant to Section 906 of the
Sarbannes-Oxley Act of 2002, attached hereto as part of
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/30/2006

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/30/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/30/2006